UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund
Dreyfus Opportunistic U.S. Stock Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2015 (Unaudited)

Common Stocks--96.7%	Shares		Value ($)
Australia--2.2%
Australia & New Zealand Banking Group	21,519		543,246
Primary Health Care	107,867		438,406
QBE Insurance Group	90,476		1,008,177
South32	29,612	a	48,880
			2,038,709
Austria--.6%
Erste Group Bank	17,807	a	516,764
Belgium--.5%
bpost	16,702		482,590
Brazil--.5%
Petroleo Brasileiro, ADR	51,975	a	433,991
China--2.4%
Beijing Capital International Airport, Cl. H	404,000		481,808
CNOOC	435,000		677,191
FIH Mobile	865,000	a	517,576
Guangzhou Automobile Group, Cl. H	518,000		528,240
			2,204,815
Denmark--.8%
Carlsberg, Cl. B	7,869		723,407
France--8.4%
BNP Paribas	14,836		898,756
Casino Guichard Perrachon	7,908		621,122
Cie de St-Gobain	15,670		733,041
Danone	8,150		559,939
Electricite de France	43,868		1,078,475
GDF Suez	35,685		720,668
Sanofi	15,538		1,522,935
Total	32,157		1,627,468
			7,762,404
Germany--5.7%
Aixtron	62,104	a	471,115
Deutsche Bank	50,702		1,526,790
E.ON	38,122		559,907
LANXESS	14,097		782,459
METRO	20,577		714,132
Suedzucker	16,112		251,388
Talanx	17,504		525,568
Wacker Chemie	3,632		394,236
			5,225,595
Hong Kong--4.3%
BOC Hong Kong Holdings	127,500		524,465
CITIC	386,000		744,536
COSCO Pacific	393,327		567,036
Esprit Holdings	372,274		372,036
Lifestyle International Holdings	319,000		579,202
Pacific Basin Shipping	696,000		259,372

WH Group	508,000	b	389,094
Yue Yuen Industrial Holdings	164,000		563,621
			3,999,362
India--1.6%
Reliance Industries, GDR	29,357	b	816,651
State Bank of India, GDR	14,078		619,940
			1,436,591
Ireland--.6%
CRH	19,302		540,468
Israel--1.5%
Teva Pharmaceutical Industries, ADR	22,392		1,345,759
Italy--4.5%
Anima Holding	53,609	b	462,765
Assicurazioni Generali	60,665		1,173,354
Finmeccanica	38,779	a	514,898
Saras	286,854	a	476,105
Telecom Italia	751,228	a	920,849
UniCredit	89,339		625,436
			4,173,407
Japan--21.8%
Credit Saison	60,100		1,179,056
Denso	12,500		651,783
East Japan Railway	10,500		957,314
Ebara	163,000		789,398
Fujitsu	171,000		956,139
Honda Motor	50,700		1,735,736
INPEX	52,900		651,358
LIXIL Group	48,500		924,216
Matsumotokiyoshi Holdings	11,610		466,991
Mitsubishi UFJ Financial Group	192,900		1,421,360
Nippon Shokubai	65,000		898,064
Nippon Telegraph & Telephone	14,700		1,021,483
Nippon Telegraph & Telephone, ADR	3,300		114,411
Nissan Motor	57,800		601,535
Nomura Real Estate Holdings	52,400		1,069,042
Ricoh	77,000		801,440
Sawai Pharmaceutical	16,600		956,133
Shimamura	3,400		365,073
SoftBank	14,800		883,502
Sumitomo Electric Industries	59,500		948,533
Sumitomo Mitsui Financial Group	38,700		1,752,556
Sumitomo Mitsui Trust Holdings	100,560		458,042
Yamada Denki	114,900		482,494
			20,085,659
Netherlands--4.5%
Aegon	83,267		635,355
ING Groep	49,137		811,535
Koninklijke Philips	68,419		1,864,766
Randstad Holding	13,822		801,057
			4,112,713
Russia--.4%
Gazprom, ADR	63,857		342,574
Singapore--1.4%

United Overseas Bank	51,900		889,790
Wilmar International	180,900		450,024
			1,339,814
South Korea--2.9%
Hyundai Mobis	2,126		427,509
KB Financial Group, ADR	34,644		1,241,987
Korea Electric Power	11,553		479,645
Samsung Electronics	480		564,836
			2,713,977
Spain--1.8%
Banco Popular Espanol	112,428		554,800
Banco Santander	75,272		536,066
Ebro Foods	30,071		567,013
			1,657,879
Sweden--2.9%
Electrolux, Ser. B	20,317		620,787
Ericsson, Cl. B	69,697		782,863
Getinge, Cl. B	34,445		832,846
Svenska Cellulosa, Cl. B	18,323		478,371
			2,714,867
Switzerland--6.3%
ABB	51,649	a	1,132,329
Credit Suisse Group	58,934	a	1,564,662
Holcim	11,638	a	920,180
Roche Holding	7,628		2,245,903
			5,863,074
United Kingdom--19.6%
Anglo American	28,440		446,125
ArcelorMittal	57,473		611,613
Aviva	83,570		669,913
Barclays	205,877		849,628
BHP Billiton	29,612		624,503
BP	257,166		1,772,268
esure Group	250,088		990,661
GlaxoSmithKline	83,202		1,845,857
Home Retail Group	301,663		726,421
HSBC Holdings	180,626		1,719,786
Royal Bank of Scotland Group	116,006	a	612,255
Royal Dutch Shell, Cl. A	54,730		1,629,083
Serco Group	357,468		752,797
Spire Healthcare Group	102,389	b	564,850
Standard Chartered	117,255		1,876,412
Tesco	375,978		1,222,338
Unilever	27,133		1,198,966
			18,113,476
United States--1.5%
iShares MSCI EAFE ETF	20,627		1,374,583
Total Common Stocks
(cost $109,061,791)			89,202,478

Preferred Stocks--1.0%
Germany
Volkswagen

(cost $979,422)	3,856	935,963

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,054,087)	1,054,087 [c]	1,054,087

Total Investments (cost $111,095,300)	98.8%	91,192,528
Cash and Receivables (Net)	1.2%	1,061,239
Net Assets	100.0%	92,253,767

ADR - American Depository Receipts
ETF -- Exchange-Traded Fund
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $2,233,360 or 2.4% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized depreciation on investments was $19,902,772 of which $3,016,713 related to appreciated investment securities and $22,919,485 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.6
Industrial	11.9
Health Care	10.6
Consumer Discretionary	10.3
Energy	9.1
Consumer Staples	8.3
Materials	5.7
Information Technology	4.4
Telecommunication Services	3.2
Utilities	3.1
Exchange-Traded Funds	1.5
Money Market Investment	1.1
98.8

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases;

Japanese Yen,
Expiring
6/1/2015 a	16,188,547	130,431	130,432	1

Singapore Dollar,
Expiring
6/2/2015 b	384,703	285,412	285,367	(45)

Sales;		Proceeds ($)

Australian Dollar,
Expiring:
6/1/2015 a	20,797	15,887	15,900	(13)
6/2/2015 c	132,366	101,249	101,200	49

Euro,
Expiring
6/1/2015 d	9,010	9,893	9,896	(3)

Japanese Yen,
Expiring
6/2/2015 d	17,089,705	138,095	137,693	402

Gross Unrealized Appreciation				452
Gross Unrealized Depreciation				(61)

Counterparties:
a Morgan Stanley Capital Services
b Deutsche Bank
c UBS
d Northern Trust

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,478,723	84,349,172++	-	87,827,895
Equity Securities - Foreign Preferred Stocks+	-	935,963++	-	935,963
Exchange-Traded Funds	1,374,583	-	-	1,374,583
Mutual Funds	1,054,087	-	-	1,054,087
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	452	-	452
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(61)	-	(61)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
May 31, 2015 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Automobiles & Components--1.5%
Lear	337,984	39,212,904
Banking--3.4%
Leucadia National	3,703,340	91,213,264
Banks--5.7%
Comerica	853,437	41,775,741
First Republic Bank	451,945	27,365,270
Signature Bank	293,500 a	40,987,275
SunTrust Banks	944,765	40,322,570
		150,450,856
Capital Goods--12.1%
Fluor	435,339	24,474,759
Generac Holdings	290,221	12,125,433
HD Supply Holdings	878,704 a	28,513,945
IDEX	251,301	19,415,515
Ingersoll-Rand	1,180,596	81,201,393
PACCAR	200,123	12,719,818
Parker Hannifin	400,094	48,183,320
Regal Beloit	949,477	74,239,607
Xylem	503,126	18,399,318
		319,273,108
Commercial & Professional Services--1.6%
Equifax	433,572	43,500,279
Consumer Durables & Apparel--2.7%
Newell Rubbermaid	279,452	11,046,738
PVH	575,679	60,239,051
		71,285,789
Consumer Services--.0%
Houghton Mifflin Harcourt	8,266 a	218,057
Diversified Financials--22.6%
Blackstone Group	451,290	19,766,502
Discover Financial Services	1,116,541	65,060,844
E*TRADE Financial	2,812,824 a	82,865,795
FNFV Group	478,427 a	7,348,639
Intercontinental Exchange	319,177	75,574,730
Invesco	691,882	27,557,660
Raymond James Financial	1,187,200	69,000,064
SLM	9,077,049	93,130,523
TD Ameritrade Holding	2,543,471	94,489,948
Voya Financial	1,386,133	62,805,686
		597,600,391
Energy--.4%
Tesoro	111,461	9,864,298
Exchange-Traded Funds--.9%
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	87,871	24,400,898
Health Care Equipment & Services--3.0%
Catamaran	38,952 a	2,331,277
MEDNAX	1,071,996 a	76,304,675
		78,635,952
Household & Personal Products--.6%
Estee Lauder, Cl. A	165,811	14,496,856

Insurance--2.7%
FNF Group	1,758,484		66,752,053
Hartford Financial Services Group	113,611		4,670,548
			71,422,601
Materials--7.1%
New Gold	3,812,872	a	12,124,933
Newmont Mining	2,790,875		76,023,435
Valspar	850,449		70,978,473
Yamana Gold	8,115,974		29,136,347
			188,263,188
Media--1.9%
CBS, Cl. B	454,807		28,070,688
Omnicom Group	305,379		22,759,897
			50,830,585
Pharmaceuticals, Biotech & Life Sciences--5.1%
Agilent Technologies	680,382		28,024,935
Akorn	146,053	a	6,703,833
Jazz Pharmaceuticals	245,099	a	43,958,506
Vertex Pharmaceuticals	435,287	a	55,842,969
			134,530,243
Real Estate--3.3%
Realogy Holdings	1,862,571	a	87,447,708
Retailing--4.7%
LKQ	1,015,829	a	29,022,234
Staples	4,017,477		66,147,759
Williams-Sonoma	388,310		30,525,049
			125,695,042
Semiconductors & Semiconductor Equipment--.5%
United Microelectronics, ADR	6,071,540		13,660,965
Software & Services--3.3%
DST Systems	209,153		24,763,715
Fortinet	1,182,785	a	47,382,367
ServiceNow	197,781	a	15,152,002
			87,298,084
Technology Hardware & Equipment--14.4%
Arrow Electronics	237,515	a	14,438,537
Avnet	1,755,235		77,247,892
FEI	263,460		21,498,336
FLIR Systems	497,831		15,208,737
Ingram Micro, Cl. A	1,198,747	a	32,138,407
JDS Uniphase	3,820,414	a	48,977,707
Juniper Networks	1,119,427		31,120,071
Keysight Technologies	2,049,519		67,347,194
Seagate Technology	1,021,110		56,814,560
Western Digital	164,619		16,027,306
			380,818,747
Transportation--1.8%
Kirby	633,763	a	48,615,960
Total Common Stocks
(cost $2,152,136,873)			2,628,735,775

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
cost $24,744,789)	24,744,789	[b]	24,744,789
Total Investments (cost $2,176,881,662)	100.2%		2,653,480,564
Liabilities, Less Cash and Receivables	(.2%)		(5,298,757)

Net Assets	100.0%	2,648,181,807

ADR -- American Depository Receipts
ETF -- Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $476,598,902 of which $531,251,381 related to appreciated investment securities and $54,652,479 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,549,412,632	-	-	2,549,412,632
Equity Securities - Foreign Common Stocks+	54,922,245	-	-	54,922,245
Exchange-Traded Funds	24,400,898	-	-	24,400,898
Mutual Funds	24,744,789	-	-	24,744,789

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2015 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--2.0%
Dana Holding	379,723		8,266,570
Winnebago Industries	459,768	a	9,990,759
			18,257,329
Banks--15.0%
Ameris Bancorp	433,875		10,929,311
BofI Holding	65,146	a,b	6,134,147
Columbia Banking System	318,175		9,612,067
CVB Financial	362,547		5,945,771
EverBank Financial	1,225,555		22,599,234
Ladder Capital, Cl. A	518,032		9,205,429
Pinnacle Financial Partners	176,283		8,727,771
Simmons First National, Cl. A	109,180		4,699,107
South State	192,655		13,838,409
SVB Financial Group	271,363	b	36,609,582
Talmer Bancorp, Cl. A	330,565		5,252,678
WesBanco	139,923		4,427,164
			137,980,670
Capital Goods--4.9%
Altra Industrial Motion	144,684		3,978,810
Beacon Roofing Supply	84,475	b	2,649,136
Encore Wire	96,844		4,230,146
Generac Holdings	359,571	a,b	15,022,876
Thermon Group Holdings	859,586	b	19,521,198
			45,402,166
Commercial & Professional Services--10.3%
Herman Miller	316,444		8,765,499
HNI	154,066		7,470,660
Interface	709,103		15,266,988
Knoll	227,954		5,188,233
Korn/Ferry International	489,628		15,712,163
Steelcase, Cl. A	1,180,812		20,309,966
TrueBlue	759,885	b	21,641,525
			94,355,034
Consumer Durables & Apparel--.7%
WCI Communities	279,219	b	6,491,842
Consumer Services--1.7%
LifeLock	1,005,199	b	15,299,129
Diversified Financials--4.2%
FNFV Group	275,607	b	4,233,324
Nelnet, Cl. A	96,071		3,949,479
Raymond James Financial	299,400		17,401,128
SLM	1,316,046	b	13,502,632
			39,086,563
Energy--.9%
Western Refining	195,898		8,615,594
Exchange-Traded Funds--.5%
iShares Russell 2000 ETF	35,975	a	4,456,943
Health Care Equipment & Services--1.5%
HeartWare International	189,722	b	13,995,792
Materials--7.2%
Chemtura	882,764	b	24,505,529
New Gold	2,574,103	b	8,185,648

OMNOVA Solutions	1,152,942	b	8,658,594
Royal Gold	57,100		3,698,367
Trinseo	453,754	a	13,254,154
Yamana Gold	2,279,009		8,181,642
			66,483,934
Media--2.2%
Entravision Communications, Cl. A	169,503		1,144,145
Media General	451,617	b	7,478,778
Nexstar Broadcasting Group, Cl. A	51,139		2,909,298
Sinclair Broadcast Group, Cl. A	279,521	a	8,396,811
			19,929,032
Pharmaceuticals, Biotech & Life Sciences--13.0%
Emergent Biosolutions	1,039,281	b	33,111,493
Flamel Technologies, ADR	697,068	b	12,791,198
GW Pharmaceuticals, ADR	198,467	b	22,647,069
Revance Therapeutics	683,361	a,b	17,494,042
Sangamo BioSciences	507,616	b	6,218,296
TherapeuticsMD	3,814,386	a,b	27,005,853
			119,267,951
Real Estate--3.2%
American Residential Properties	658,859	b,c	12,221,834
Realogy Holdings	359,913	b	16,897,915
			29,119,749
Retailing--2.5%
Office Depot	2,498,332	b	23,159,538
Semiconductors & Semiconductor Equipment--5.8%
Applied Micro Circuits	799,596	b	5,109,418
Lattice Semiconductor	259,555	b	1,624,814
Mellanox Technologies	254,450	b	12,803,924
Microsemi	252,514	b	9,188,985
Veeco Instruments	800,975	b	24,253,523
			52,980,664
Software & Services--8.8%
Cardtronics	61,802	b	2,255,773
CoreLogic	554,813	b	21,626,611
Dealertrack Technologies	552,952	b	23,058,098
Infoblox	1,085,291	b	28,206,713
Tableau Software, Cl. A	53,564	b	6,063,980
			81,211,175
Technology Hardware & Equipment--12.6%
Arrow Electronics	302,486	b	18,388,124
Ciena	725,658	b	17,502,871
FEI	60,564		4,942,022
Jabil Circuit	149,834		3,681,421
JDS Uniphase	1,500,083	b	19,231,064
Keysight Technologies	117,507		3,861,280
ScanSource	447,597	b	17,411,523
Tech Data	107,645	b	6,794,552
Universal Display	448,408	a,b	24,083,994
			115,896,851
Transportation--.9%
ArcBest	86,939		2,972,444
Diana Shipping	837,729	a,b	5,378,220
			8,350,664
Total Common Stocks
(cost $717,917,601)			900,340,620

Other Investment--2.1%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,352,843)	19,352,843 [d]	19,352,843
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,131,147)	19,131,147 [d]	19,131,147
Total Investments (cost $756,401,591)	102.1%	938,824,610
Liabilities, Less Cash and Receivables	(2.1%)	(19,267,979)
Net Assets	100.0%	919,556,631

ADR --American Depository Receipts
ETF -- Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $41,658,206 and the value of the collateral held by the fund was $42,644,482, consisting of cash collateral of $19,131,147 and U.S. Government &
Agency securities valued at $23,513,335.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $182,423,019 of which $202,266,176 related to appreciated investment securities and $19,843,157 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	15.0
Pharmaceuticals, Biotech & Life Sciences	13.0
Technology Hardware & Equipment	12.6
Commercial & Professional Services	10.3
Software & Services	8.8
Materials	7.2
Semiconductors & Semiconductor Equipment	5.8
Capital Goods	4.9
Diversified Financials	4.2
Money Market Investments	4.2
Real Estate	3.2
Retailing	2.5
Media	2.2
Automobiles & Components	2.0
Consumer Services	1.7
Health Care Equipment & Services	1.5
Energy	.9
Transportation	.9
Consumer Durables & Apparel	.7
Exchange-Traded Funds	.5
102.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	838,699,900	-	-	838,699,900
Equity Securities - Foreign Common Stocks+	57,183,777	-	-	57,183,777
Exchange-Traded Funds	4,456,943	-	-	4,456,943
Mutual Funds	38,483,990	-	-	38,483,990

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2015 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--.5%
Delphi Automotive	97,230		8,457,065
Banks--12.3%
Bank of America	1,779,447		29,360,876
Citigroup	930,734		50,334,095
JPMorgan Chase & Co.	955,024		62,821,479
PNC Financial Services Group	176,475		16,886,893
Wells Fargo & Co.	813,364		45,515,849
			204,919,192
Capital Goods--7.3%
Honeywell International	304,534		31,732,443
Northrop Grumman	137,976		21,963,020
Owens Corning	310,376		13,147,527
Raytheon	113,888		11,760,075
United Technologies	359,343		42,104,219
			120,707,284
Commercial & Professional Services--.5%
Tyco International	209,020		8,436,047
Consumer Durables & Apparel--.5%
PVH	77,990		8,160,874
Consumer Services--1.4%
Carnival	506,196		23,452,061
Diversified Financials--14.0%
Berkshire Hathaway, Cl. B	316,540	a	45,265,220
Capital One Financial	255,040		21,311,142
Charles Schwab	420,921		13,322,150
E*TRADE Financial	365,150	a	10,757,319
Goldman Sachs Group	212,443		43,803,622
Leucadia National	346,016		8,522,374
Morgan Stanley	818,262		31,257,608
TD Ameritrade Holding	454,808		16,896,117
Voya Financial	917,204		41,558,513
			232,694,065
Energy--13.9%
Anadarko Petroleum	410,867		34,352,590
EOG Resources	313,262		27,783,207
Marathon Oil	559,582		15,215,035
Occidental Petroleum	997,904		78,026,114
Phillips 66	438,157		34,666,982
Schlumberger	447,925		40,658,152
			230,702,080
Food & Staples Retailing--2.9%
CVS Health	371,543		38,038,572
Rite Aid	1,137,840	a	9,921,965
			47,960,537
Food, Beverage & Tobacco--6.0%
Coca-Cola Enterprises	531,418		23,504,618
ConAgra Foods	335,493		12,953,385
Molson Coors Brewing, Cl. B	219,893		16,135,748
Mondelez International, Cl. A	329,123		13,688,226
PepsiCo	351,738		33,918,095
			100,200,072
Health Care Equipment & Services--6.0%
Aetna	122,300		14,427,731
Boston Scientific	684,161	a	12,499,622

Cardinal Health	378,705		33,390,420
Express Scripts Holding	141,128	a	12,297,894
McKesson	35,898		8,516,083
Omnicare	60,815		5,795,061
UnitedHealth Group	108,666		13,062,740
			99,989,551
Insurance--4.9%
Allstate	252,998		17,031,825
American International Group	277,510		16,264,861
FNF Group	231,868		8,801,709
Hartford Financial Services Group	389,845		16,026,528
Prudential Financial	270,227		22,863,906
			80,988,829
Materials--4.7%
Martin Marietta Materials	187,853		27,991,976
Mosaic	353,595		16,212,331
Packaging Corporation of America	171,419		11,858,766
Vulcan Materials	244,868		22,020,979
			78,084,052
Media--2.9%
CBS, Cl. B	187,255		11,557,379
Interpublic Group of Companies	984,610		20,105,736
Viacom, Cl. B	254,047		16,990,663
			48,653,778
Pharmaceuticals, Biotech & Life Sciences--8.7%
Agilent Technologies	194,036		7,992,343
Bristol-Myers Squibb	264,069		17,058,857
Eli Lilly & Co.	286,114		22,574,395
Merck & Co.	684,398		41,672,994
Pfizer	1,574,668		54,719,713
			144,018,302
Real Estate--.8%
Communications Sales & Leasing	492,425		12,827,671
Retailing--1.0%
Liberty Interactive QVC Group, Cl.
A	273,599	a	7,652,564
Staples	505,637		8,325,313
			15,977,877
Semiconductors & Semiconductor Equipment--3.6%
Applied Materials	1,025,964		20,652,655
Microchip Technology	256,565		12,605,038
Texas Instruments	473,148		26,458,436
			59,716,129
Software & Services--2.8%
Google, Cl. A	30,401	a	16,578,273
Oracle	679,942		29,570,678
			46,148,951
Technology Hardware & Equipment--5.0%
Apple	128,975		16,802,863
Cisco Systems	1,840,190		53,935,969
Western Digital	131,498		12,802,645
			83,541,477
Telecommunication Services--.0%
Windstream Holdings	1		7
Transportation--.2%
Delta Air Lines	94,367		4,050,232
Total Common Stocks
(cost $1,351,555,384)			1,659,686,133

Other Investment--.2%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,615,484)	3,615,484 [b]	3,615,484
Total Investments (cost $1,355,170,868)	100.1%	1,663,301,617
Liabilities, Less Cash and Receivables	(.1%)	(1,418,176)
Net Assets	100.0%	1,661,883,441

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $308,130,749 of which $327,342,621 related to appreciated investment securities and $19,211,872 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	14.0
Energy	13.9
Banks	12.3
Pharmaceuticals, Biotech & Life Sciences	8.7
Capital Goods	7.3
Food, Beverage & Tobacco	6.0
Health Care Equipment & Services	6.0
Technology Hardware & Equipment	5.0
Insurance	4.9
Materials	4.7
Semiconductors & Semiconductor Equipment	3.6
Food & Staples Retailing	2.9
Media	2.9
Software & Services	2.8
Consumer Services	1.4
Retailing	1.0
Real Estate	.8
Automobiles & Components	.5
Commercial & Professional Services	.5
Consumer Durables & Apparel	.5
Money Market Investment	.2
Transportation	.2
100.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,659,686,133	-	-	1,659,686,133
Mutual Funds	3,615,484	-	-	3,615,484

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2015 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Banks--3.9%
Associated Banc-Corp	74,680		1,416,680
BancorpSouth	98,920		2,392,875
Cathay General Bancorp	48,470		1,464,763
East West Bancorp	120,790		5,181,891
First Horizon National	23,600	a	348,336
			10,804,545
Capital Goods--10.2%
Huntington Ingalls Industries	46,730		5,794,053
IDEX	22,170		1,712,854
Lincoln Electric Holdings	70,560		4,742,338
Spirit AeroSystems Holdings, Cl. A	79,800	b	4,356,282
SPX	59,680		4,434,821
Textron	25,620		1,158,536
Timken	99,500		3,890,450
Trinity Industries	80,790		2,422,892
			28,512,226
Commercial & Professional Services--3.6%
Deluxe	83,360		5,320,869
Manpowergroup	56,750		4,803,887
			10,124,756
Consumer Durables & Apparel--6.0%
Brunswick	69,200		3,531,968
Carter's	26,800		2,766,296
Deckers Outdoor	54,680	b	3,726,442
Kate Spade & Company	62,170	b	1,540,573
NVR	3,140	b	4,272,284
Tempur Sealy International	14,980	b	892,658
			16,730,221
Consumer Services--1.3%
SUPERVALU	375,400	b	3,314,782
Wyndham Worldwide	2,760		234,352
			3,549,134
Diversified Financials--4.7%
Affiliated Managers Group	18,130	b	4,054,956
Eaton Vance	15,000		609,000
GATX	16,100		896,931
Navient	22,270		429,143
SEI Investments	37,140		1,776,778
T. Rowe Price Group	8,370		675,375
Waddell & Reed Financial, Cl. A	100,890		4,820,524
			13,262,707
Energy--7.0%
Cameron International	19,800	b	1,016,334
Helix Energy Solutions Group	234,150	b	3,669,131
HollyFrontier	13,200		549,780
Oil States International	101,800	b	4,161,584
ONEOK	9,700		406,624
Western Refining	120,100		5,281,998
World Fuel Services	91,700		4,587,751
			19,673,202
Food, Beverage & Tobacco--4.6%
Bunge	26,700		2,471,352
Ingredion	71,150		5,832,166

Monster Beverage	16,260	b	2,069,573
Pilgrim's Pride	97,000	a	2,481,260
			12,854,351
Health Care Equipment & Services--6.2%
DENTSPLY International	54,100		2,815,093
Edwards Lifesciences	4,200	b	549,024
Health Net	101,200	b	6,298,688
Teleflex	44,360		5,710,906
Universal Health Services, Cl. B	14,780		1,915,192
			17,288,903
Insurance--3.0%
Everest Re Group	6,600		1,197,966
Lincoln National	7,190		409,902
Old Republic International	18,470		285,546
Primerica	12,200		539,606
Reinsurance Group of America	24,870		2,326,588
The Hanover Insurance Group	32,810		2,335,416
W.R. Berkley	27,400		1,342,600
			8,437,624
Materials--4.9%
Ashland	2,400		305,760
Ball	3,800		269,762
Cabot	48,470		2,010,051
Celanese, Ser. A	28,700		1,975,995
Commercial Metals	141,190		2,268,923
Compass Minerals International	3,100		267,096
Eagle Materials	15,670		1,308,132
Mosaic	40,900		1,875,265
PolyOne	63,500		2,469,515
Silgan Holdings	10,440		567,310
Steel Dynamics	15,300		333,693
			13,651,502
Media--2.3%
New York Times, Cl. A	56,750		788,825
Starz, Cl. A	132,710	b	5,568,512
			6,357,337
Pharmaceuticals, Biotech & Life Sciences--3.8%
Charles River Laboratories
International	49,950	b	3,613,383
Mettler-Toledo International	20,180	b	6,552,042
United Therapeutics	2,100	b	385,812
			10,551,237
Real Estate--9.2%
Corrections Corporation of America	119,170	c	4,190,017
Highwoods Properties	9,600	c	402,720
Host Hotels & Resorts	127,650	c	2,542,788
LaSalle Hotel Properties	138,710	c	5,057,367
Post Properties	63,000	c	3,579,030
Taubman Centers	74,260	c	5,497,468
Weingarten Realty Investors	137,680	c	4,643,946
			25,913,336
Retailing--3.8%
Big Lots	95,610		4,197,279
Foot Locker	102,350		6,468,520
			10,665,799
Semiconductors & Semiconductor Equipment--4.3%
Integrated Device Technology	255,970	b	6,054,970
Skyworks Solutions	55,950		6,118,692
			12,173,662

Software & Services--9.0%
Amdocs	15,770		864,985
Broadridge Financial Solutions	41,480		2,247,386
Computer Sciences	17,140		1,175,804
Convergys	68,050		1,689,682
DST Systems	49,735		5,888,624
FactSet Research Systems	7,290		1,204,089
Mentor Graphics	60,890		1,589,838
NeuStar, Cl. A	102,270	a,b	2,794,016
Rovi	137,770	a,b	2,309,025
SolarWinds	19,200	b	911,040
VeriSign	73,300	a,b	4,631,827
			25,306,316
Technology Hardware & Equipment--3.9%
Arrow Electronics	11,200	b	680,848
Harris	40,780		3,230,592
InterDigital	66,900		3,922,347
Jabil Circuit	13,300		326,781
Polycom	57,700	b	777,219
Vishay Intertechnology	158,920		2,069,138
			11,006,925
Transportation--2.2%
Alaska Air Group	35,080		2,267,571
Southwest Airlines	107,980		4,000,659
			6,268,230
Utilities--5.5%
Atmos Energy	91,830		4,960,657
Entergy	61,530		4,705,199
IDACORP	77,440		4,605,357
PNM Resources	46,010		1,223,406
			15,494,619
Total Common Stocks
(cost $246,610,504)			278,626,632

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,384,870)	1,384,870	[d]	1,384,870
Investment of Cash Collateral for
Securities Loaned--3.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,420,329)	10,420,329	[d]	10,420,329
Total Investments (cost $258,415,703)	103.6%		290,431,831
Liabilities, Less Cash and Receivables	(3.6%)		(10,024,589)
Net Assets	100.0%		280,407,242

a Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $12,438,807 and the value of the collateral held by the fund was $12,786,783, consisting of cash collateral of $10,420,329 and U.S. Government and
Agency securities valued at $2,366,454.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $32,016,127 of which $43,796,874 related to appreciated investment securities and $11,780,747 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.2
Real Estate	9.2
Software & Services	9.0
Energy	7.0
Health Care Equipment & Services	6.2
Consumer Durables & Apparel	6.0
Utilities	5.5
Materials	4.9
Diversified Financials	4.7
Food, Beverage & Tobacco	4.6
Semiconductors & Semiconductor Equipment	4.3
Money Market Investments	4.2
Banks	3.9
Technology Hardware & Equipment	3.9
Pharmaceuticals, Biotech & Life Sciences	3.8
Retailing	3.8
Commercial & Professional Services	3.6
Insurance	3.0
Media	2.3
Transportation	2.2
Consumer Services	1.3
103.6

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	278,626,631	-	-	278,626,631
Mutual Funds	11,805,199	-	-	11,805,199

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2015 (Unaudited)

Common Stocks--95.6%	Shares		Value ($)
Communications Equipment--12.0%
Apple	112,135		14,608,948
Cisco Systems	374,890		10,988,026
Fortinet	200,930	a	8,049,256
			33,646,230
Computers & Peripherals--2.4%
Lenovo Group	4,238,000		6,721,525
Electronic Equipment & Instruments--8.0%
Amphenol, Cl. A	165,250		9,427,512
Mobileye	127,299		5,993,237
Tesla Motors	28,176	a	7,066,541
			22,487,290
Internet & Catalog Retail--4.8%
Amazon.com	31,485	a	13,514,307
Internet Software & Services--17.2%
Akamai Technologies	120,610	a	9,198,925
Facebook, Cl. A	167,570	a	13,269,868
Google, Cl. A	10,248	a	5,588,439
Google, Cl. C	10,276	a	5,467,962
LinkedIn, Cl. A	45,360	a	8,842,025
Tencent Holdings	282,200		5,639,302
			48,006,521
IT Services--14.1%
Cognizant Technology Solutions,
Cl. A	227,592	a	14,729,754
Paychex	233,461		11,535,308
Visa, Cl. A	192,691		13,234,018
			39,499,080
Semiconductors & Semiconductor Equipment--9.8%
Avago Technologies	63,610		9,418,733
Microchip Technology	175,407		8,617,746
NXP Semiconductors	83,422	a	9,364,120
			27,400,599
Software--27.3%
Adobe Systems	146,550	a	11,590,639
Cerner	115,026	a	7,740,100
Oracle	274,747		11,948,747
Palo Alto Networks	36,480	a	6,182,995
salesforce.com	191,390	a	13,923,622
ServiceNow	95,530	a	7,318,553
Splunk	62,901	a	4,253,366
VMware, Cl. A	153,688	a	13,420,036
			76,378,058
Total Common Stocks
(cost $197,802,299)			267,653,610

Limited Partnership Interests--.2%
Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP a,c
(cost $1,030,996)		436,594

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,314,086)	4,314,086 [b]	4,314,086
Total Investments (cost $203,147,381)	97.3%	272,404,290
Cash and Receivables (Net)	2.7%	7,661,738
Net Assets	100.0%	280,066,028

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregate value of $436,594 representing
.2% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	2/9/2006-6/11/2008	1,030,996.2		436,594

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At May 31, 2015, net unrealized appreciation on investments was $69,256,909 of which $71,785,784 related to appreciated investment securities and $2,528,875 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Software	27.3
Internet Software & Services	17.2
IT Services	14.1
Communications Equipment	12.0
Semiconductors & Semiconductor Equipment	10.0
Electronic Equipment & Instruments	8.0
Internet & Catalog Retail	4.8
Computers & Peripherals	2.4
Money Market Investment	1.5
97.3

†† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	230,516,693	-	-	230,516,693
Equity Securities - Foreign Common Stocks+	37,136,917	-	-	37,136,917
Limited Partnership Interests+	-	-	436,594	436,594
Mutual Funds	4,314,086	-	-	4,314,086

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--9.1%
First Republic Bank	8,093		490,031
Signature Bank	3,525	a	492,266
SVB Financial Group	5,597	a	755,091
Wells Fargo & Co.	10,103		565,364
			2,302,752
Capital Goods--3.9%
Honeywell International	3,517		366,471
Parker Hannifin	5,036		606,485
			972,956
Commercial & Professional Services--2.7%
Steelcase, Cl. A	39,886		686,039
Diversified Financials--14.7%
Charles Schwab	27,807		880,092
Discover Financial Services	6,530		380,503
E*TRADE Financial	23,302	a	686,477
Goldman Sachs Group	3,760		775,274
Intercontinental Exchange	2,828		669,614
SLM	32,332	a	331,726
			3,723,686
Energy--1.8%
Halliburton	9,752		442,741
Exchange-Traded Funds--2.6%
SPDR S&P 500 ETF Trust	2,348	b	495,757
Vanguard S&P 500 ETF	826		159,823
			655,580
Food, Beverage & Tobacco--5.0%
Mondelez International, Cl. A	15,482		643,896
PepsiCo	6,359		613,198
			1,257,094
Health Care Equipment & Services--1.9%
McKesson	2,037		483,238
Insurance--2.7%
FNF Group	17,817		676,333
Materials--4.8%
Martin Marietta Materials	2,347		349,726
Mosaic	8,896		407,882
Valspar	5,326		444,508
			1,202,116
Media--3.1%
AMC Networks, Cl. A	5,532	a	434,760
CBS, Cl. B	5,833		360,013
			794,773
Pharmaceuticals, Biotech & Life Sciences--13.8%
Biogen	1,391	a	552,213
Bristol-Myers Squibb	8,418		543,803

Eli Lilly & Co.	9,726		767,381
Flamel Technologies, ADR	22,306	a	409,315
Jazz Pharmaceuticals	4,099	a	735,156
Vertex Pharmaceuticals	3,690	a	473,390
			3,481,258
Real Estate--2.3%
Realogy Holdings	12,260	a	575,607
Retailing--3.8%
Amazon.com	1,220	a	523,661
Ulta Salon Cosmetics & Fragrance	2,896	a	441,988
			965,649
Semiconductors & Semiconductor Equipment--3.5%
Mellanox Technologies	7,219	a	363,260
Veeco Instruments	17,606	a	533,110
			896,370
Software & Services--14.6%
Dealertrack Technologies	8,075	a	336,728
Fortinet	19,744	a	790,945
Google, Cl. C	1,139	a	606,073
Infoblox	31,884	a	828,665
Oracle	15,041		654,133
VMware, Cl. A	5,315	a	464,106
			3,680,650
Technology Hardware & Equipment--8.0%
Amphenol, Cl. A	8,523		486,237
Apple	8,538		1,112,331
Arrow Electronics	111	a	6,748
Ciena	16,979	a	409,533
			2,014,849
Transportation--1.4%
Kirby	4,582	a	351,485
Total Common Stocks
(cost $22,170,334)			25,163,176

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $66,260)	66,260	[c]	66,260
Total Investments (cost $22,236,594)	99.9%		25,229,436
Cash and Receivables (Net)	.1%		13,515
Net Assets	100.0%		25,242,951

ADR - American Depository Receipts
ETF -- Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $423,969 and the value.
of the collateral held by the fund was $435,157, consisting of U.S. Government & Agency securities.
c Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $2,992,842 of which $3,186,461 related to appreciated investment securities and $193,619 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	14.7
Software & Services	14.6
Pharmaceuticals, Biotech & Life Sciences	13.8
Banks	9.1
Technology Hardware & Equipment	8.0
Food, Beverage & Tobacco	5.0
Materials	4.8
Capital Goods	3.9
Retailing	3.8
Semiconductors & Semiconductor Equipment	3.5
Media	3.1
Commercial & Professional Services	2.7
Insurance	2.7
Exchange-Traded Funds	2.6
Real Estate	2.3
Health Care Equipment & Services	1.9
Energy	1.8
Transportation	1.4
Money Market Investment	.2
99.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	24,098,281	-	-	24,098,281
Equity Securities - Foreign Common Stocks+	409,315	-	-	409,315
Exchange-Traded Funds	655,580	-	-	655,580
Mutual Funds	66,260	-	-	66,260

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)